Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 72,926	$ 74,146
Less: accumulated depreciation	(37,953)	(37,224)
Property, Plant and Equipment, Net	34,973	36,922
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	21,966	21,816
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	39,209	39,050
Machinery, Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,117	6,698
Capital leases	1,800
Accumulated depreciation of capital leased assets	800
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	598	603
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,937	4,017
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,099	$ 1,962